Income Taxes (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating losses	$ 4,892,536	$ 4,251,251
Less: valuation allowance	(4,892,536)	(4,251,251)
Total	$ 0	$ 0